UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-2410

DREYFUS LIQUID ASSETS, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	12/31

Date of reporting period:	3/31/06

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Liquid Assets, Inc.
March 31, 2006 (Unaudited)

	Principal
Negotiable Bank Certificate of Deposit--14.9%	Amount ($)	Value ($)

Bank of America N.A.
4.82%, 3/21/07	200,000,000 a	200,000,000
First Tennessee Bank N.A. Memphis
4.57%, 4/3/06	20,000,000	20,000,000
Washington Mutual Bank
4.90%, 6/23/06	190,000,000	190,000,000
Wells Fargo & Co.
4.92%, 6/30/06	225,000,000	225,000,000
Wilmington Trust Co., DE (Yankee)
4.63%, 7/3/06	100,000,000	100,000,000
Total Negotiable Bank Certificate of Deposit
(cost $735,000,000)		735,000,000

Commercial Paper--74.5%

Abbey National North America LLC
4.57%, 4/4/06	200,000,000	199,924,417
Amstel Funding Corp.
4.92%, 6/27/06	224,738,000 b	222,098,452
Amsterdam Funding Corp.
4.58% - 4.60%, 4/6/06 - 4/12/06	151,400,000 b	151,211,912
Atlantis One Funding Corp.
4.71%, 7/3/06	200,000,000 b	197,613,000
Barclays U.S. Funding Corp.
4.58%, 4/3/06	200,000,000	199,949,500
Bear Stearns Cos. Inc.
4.58% - 4.73%, 4/3/06 - 7/5/06	200,000,000	198,750,278
Beta Finance Inc.
4.63%, 7/6/06	56,500,000 b	55,818,987
CAFCO LLC
4.58% - 4.60%, 4/6/06 - 4/12/06	215,000,000 b	214,840,308
CHARTA LLC
4.58% - 4.60%, 4/6/06 - 4/12/06	190,000,000 b	189,826,610
CRC Funding LLC
4.58%, 4/6/06	145,000,000 b	144,908,500
Credit Suisse (USA) Inc.
4.62%, 7/5/06	43,000,000	42,487,673
Cullinan Finance Ltd.
4.72%, 6/23/06	120,545,000 b	119,258,216
Daimler Chrysler Revolving Auto Conduit LLC
4.57%, 4/4/06	77,601,000	77,571,641
Danske Corp., Delaware
4.72%, 7/3/06	155,000,000	153,148,073
Gemini Securitization Corp., LLC
4.58%, 4/6/06	100,000,000 b	99,936,875
Grampian Funding Ltd.
4.73%, 7/3/06	130,000,000 b	128,441,733
Harrier Finance Funding Ltd.
4.59% - 4.60%, 4/5/06 - 4/6/06	122,000,000 b	121,936,406
HSBC Bank USA N.A.
4.57%, 4/4/06	75,000,000	74,971,625
Intesa Funding LLC
4.79%, 5/10/06	175,000,000	174,097,583
Mane Funding Corp.
4.61% - 4.90%, 4/27/06 - 6/23/06	184,180,000 b	182,786,878
Prudential Funding LLC
4.84%, 4/3/06	50,000,000	49,986,556
Sigma Finance Inc.
4.63%, 7/5/06	120,000,000 b	118,568,666
Skandinaviska Enskilda Banken AB
4.56%, 4/4/06	100,000,000	99,962,250
Societe Generale N.A. Inc.
4.73%, 7/3/06	175,000,000	172,902,333
Solitaire Funding Ltd.
4.81%, 5/10/06	76,753,000 b	76,355,547
Ticonderoga Master Funding Limited
4.65%, 4/10/06	25,189,000 b	25,159,844
Toyota Motor Credit Corp.
4.57%, 4/5/06	78,000,000 b	77,960,740
Variable Funding Capital Company, LLC
4.58%, 4/6/06	50,000,000 b	49,968,472
Windmill Funding Corp.
4.92%, 6/29/06	50,000,000 b	49,399,250
Total Commercial Paper
(cost $3,669,842,325)		3,669,842,325

Corporate Notes--4.6%

Harrier Finance Funding Ltd.
4.82%, 11/15/06	75,000,000 a,b	75,000,000
Morgan Stanley
4.66%, 4/3/06	150,000,000 a	150,000,000
Total Corporate Notes
(cost $225,000,000)		225,000,000

Time Deposits--6.3%

Branch Banking & Trust Co. (Grand Cayman)
4.84%, 4/3/06	212,000,000	212,000,000
State Street Bank and Trust Co., Boston, MA (Grand Cayman)
4.87%, 4/3/06	100,156,000	100,156,000
Total Time Deposits
(cost $312,156,000)		312,156,000

Total Investments (cost $4,941,998,325)	100.3%	4,941,998,325
Liabilities, Less Cash and Receivables	(.3%)	(15,783,971)
Net Assets	100.0%	4,926,214,354

a	Variable rate security--interest rate subject to periodic change.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006 these securities amounted to $2,301,090,396 or 46.7% of net assets.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS LIQUID ASSETS, INC.

By:	/s/ Stephen E. Canter

Stephen E. Canter
President
Date:	May 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter

Stephen E. Canter
Chief Executive Officer
Date:	May 23, 2006

By:	/s/ James Windels

James Windels
Chief Financial Officer
Date:	May 23, 2006

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)